Sector financial asset and liability - Summary of changes in net sector financial asset (liability) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2020
Reconciliation of changes in net sector financial asset (liability)
Net sector financial asset (liability) at beginning of period
Cost of gas		201,346
Credits of taxes	[1]	(565,911)
Interest		13,458
Other revenue		26,945
Net sector financial asset (liability) at end of period		(324,162)
Current			R$ 149,837
Non-current			(473,999)
Net sector financial asset (liability)			(324,162)
Sectorial assets
Reconciliation of changes in net sector financial asset (liability)
Net sector financial asset (liability) at beginning of period
Cost of gas		201,346
Credits of taxes	[1]
Interest		13,458
Other revenue		26,945
Net sector financial asset (liability) at end of period		241,749
Current			241,749
Non-current
Net sector financial asset (liability)		241,749	241,749
Sectorial liabilities
Reconciliation of changes in net sector financial asset (liability)
Net sector financial asset (liability) at beginning of period
Cost of gas
Credits of taxes	[1]	(565,911)
Interest
Other revenue
Net sector financial asset (liability) at end of period		(565,911)
Current			(91,912)
Non-current			(473,999)
Net sector financial asset (liability)			R$ (565,911)

[1]	PIS and COFINS tax credits on certain operations.